Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Fees	Total Payments
Total	$ 1,340,000	$ 1,340,000
Government of Northwest Territories
Total	140,000	140,000
Provincial Government of British Columbia
Total	900,000	900,000
United States Government
Total	$ 300,000	$ 300,000